Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Corgi ETF Trust I
Entity Central Index Key	0002078265
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Founder-Led ETF
Shareholder Report [Line Items]
Fund Name	Founder-Led ETF
Class Name	Founder-Led ETF
Trading Symbol	FDRS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Founder-Led ETF for the period of December 29, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.founderledfunds.com/etfs/fdrs. You can also request this information by contacting us at (855) 552-6744.
Additional Information Phone Number	(855) 552-6744
Additional Information Website	https://www.founderledfunds.com/etfs/fdrs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Founder-Led ETF	$0	0.49%
[1],[2]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.49%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period ended December 31, 2025, U.S. equity markets were influenced by changes in inflation expectations and the outlook for monetary policy, movements in longer-term interest rates, and evolving expectations for corporate earnings. Market leadership was concentrated in certain large-cap companies at times during the period, and performance across sectors and investment styles was uneven.
WHAT FACTORS INFLUENCED PERFORMANCE
Because the Index is weighted by free-float-adjusted market value (subject to a 10% issuer cap), the Fund’s results during the period were primarily affected by the relative performance of its larger-weighted constituents and by changes in the Index’s sector and industry exposures that arise from the Index methodology. In addition, because the Index targets founder-led issuers, performance was influenced by market movements in founder-led companies, including sensitivity to changes in discount rates and earnings expectations.
POSITIONING
The Fund commenced operations on December 29, 2025, and began trading on Nasdaq Stock Market LLC  on December 30, 2025. Performance shown covers the period from inception through December 31, 2025, and reflects a limited operating history.
PERFORMANCE
The Fund is an exchange-traded fund that uses a passive (indexing) approach to track, before fees and expenses, the performance of the Founder-Led Index (the “Index”). The Index tracks the performance of the top 50 founder-led publicly traded U.S. companies—generally companies where at least one original founder currently serves in a C-suite or similar key executive role—and selects constituents using free-float-adjusted market capitalization and liquidity criteria.

Top Contributors
↑	META, HUBS, NU

Top Detractors
↓	TSLA, BLK, APP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2025)
Founder-Led ETF NAV	-1.34
S&P 500 TR	-0.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.founderledfunds.com/etfs/fdrs for more recent performance information.
Net Assets	$ 10,011,753
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 3
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$10,011,753
Number of Holdings	54
Net Advisory Fee	$3
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(%)
Information	34.7%
Manufacturing	28.3%
Finance and Insurance	14.2%
Professional, Scientific, and Technical Services	11.8%
Retail Trade	5.9%
Administrative and Support and Waste Management and Remediation Services	2.8%
Real Estate and Rental and Leasing	2.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
NVIDIA Corp.	10.2%
Meta Platforms, Inc.	10.2%
Tesla, Inc.	9.7%
Palantir Technologies, Inc.	6.5%
Oracle Corp.	5.6%
Salesforce, Inc.	4.5%
Shopify, Inc.	3.5%
Blackrock, Inc.	3.2%
AppLovin Corp.	3.1%
Capital One Financial Corp.	2.8%

Updated Prospectus Web Address	https://www.founderledfunds.com/etfs/fdrs

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.